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Supplement dated June 9, 199 to the Loomis Sayles Investment Trust's Loomis
Sayles Small Company Value Fund Prospectus and Statement of Additional Information dated May 17, 1999.

Effective June 9, 1999, the Loomis Sayles Small Company Value Fund will declare and pay dividends quarterly.